UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		November 14, 2006

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$197,008

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE   SHARED NONE

Advance Auto Parts Inc            COM    00751Y106   $14,038   426,165 SH           SOLE                  426,165      0    0
Big 5 Sporting Goods Cor          COM    08915P101   $13,251   581,191 SH           SOLE                  581,191      0    0
Dicks Sporting Goods Inc          COM     253393102  $27,911   613,166 SH           SOLE                  613,166      0    0
Equifax Inc                       COM     294429105   $1,836    50,000 SH           SOLE                   50,000      0    0
Harley Davidson Inc               COM     412822108  $27,009   430,423 SH           SOLE                  430,423      0    0
Lowes Co                          COM     548661107  $24,177   861,615 SH           SOLE                  861,615      0    0
Portfolio Recovery Assoc          COM    73640Q105    $7,104   161,929 SH           SOLE                  161,929      0    0
Ruths Chris Steak Hse In          COM     783332109  $27,882 1,481,520 SH           SOLE                1,481,520      0    0
Staples Inc                       COM     855030102  $27,020 1,110,574 SH           SOLE                1,110,574      0    0
Sysco Corp                        COM     871829107  $26,780   800,610 SH           SOLE                  800,610      0    0

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